Provisions - Provisions for Judicial Proceedings (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Other provisions	€ 3,138	€ 3,883
Current (see Note 13)	901	1,219
Non-current (see Note 11)	2,237	2,664
Regulatory proceedings
Disclosure of other provisions [line items]
Other provisions	1,379	1,277
Telefónica Brazil
Disclosure of other provisions [line items]
Other provisions	1,072	1,693
Telefónica Brazil | Tax proceedings
Disclosure of other provisions [line items]
Other provisions	440	902	€ 911
Telefónica Brazil | Labor claims
Disclosure of other provisions [line items]
Other provisions	176	247
Telefónica Brazil | Civil proceedings
Disclosure of other provisions [line items]
Other provisions	226	266
Telefónica Brazil | Regulatory proceedings
Disclosure of other provisions [line items]
Other provisions	230	278
Telefónica Brazil | Judicial Proceedings
Disclosure of other provisions [line items]
Other provisions	881	1,680
Current (see Note 13)	71	82
Non-current (see Note 11)	810	1,598
Telefónica Brazil | Judicial Proceedings | Tax proceedings
Disclosure of other provisions [line items]
Other provisions	435	1,066
Telefónica Brazil | Judicial Proceedings | Labor claims
Disclosure of other provisions [line items]
Other provisions	118	223
Telefónica Brazil | Judicial Proceedings | Civil proceedings
Disclosure of other provisions [line items]
Other provisions	262	304
Telefónica Brazil | Judicial Proceedings | Regulatory proceedings
Disclosure of other provisions [line items]
Other provisions	47	51
Telefónica Brazil | Judicial Proceedings | Garnishments
Disclosure of other provisions [line items]
Other provisions	€ 19	€ 36